ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC VIEs and subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of certain percentages of the after-tax income or the increase in net assets for the year (as determined under accounting principles generally accepted in the PRC) should be set aside at each year end as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group’s PRC VIEs and subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group either in the form of dividends, loans or advances. The Group’s restricted net assets, comprising of the registered paid in capital and statutory reserve of Company’s PRC subsidiaries and VIEs, were RMB 962,875 and RMB 828,461 as of December 31, 2017 and 2018, respectively.

The condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIEs.

The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Company’s condensed financial statements, its investments in subsidiaries are reported using the equity method of accounting.

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2017 and 2018, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

AMBOW EDUCATION HOLDING LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial information of Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	323	5,094	740
Amounts due from related parties	261,867	368,891	53,655
Prepaid expenses and other current assets	2,770	863	126
Total current assets	264,960	374,848	54,521

Non-current assets:
Property and equipment, net	-	-	-
Intangible assets, net	-	-	-
Investment in subsidiaries	-	-	-
Total non-current assets	-	-	-

Total assets	264,960	374,848	54,521

LIABILITIES
Current liabilities:
Amounts due to related parties	17,325	41,559	6,045
Accrued and other liabilities	41,196	27,553	3,997
Borrowing from third party, current	-	41,179	6,000
Total current liabilities	58,521	110,291	16,042

Non-current liabilities:
Long-term borrowing from third party	39,205	-	-
Total non-current liabilities	39,205	-	-

Total liabilities	97,726	110,291	16,042

SHAREHOLDERS’ EQUITY
Preferred shares
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2017 and 2018)	-	-	-
Class A Ordinary shares
(US$ 0.003 par value; 66,666,667 and 66,666,667 shares authorized; 34,206,939 and 38,756,289 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	640	728	106
Class C Ordinary shares
(US$ 0.003 par value; 8,333,333 and 8,333,333 shares authorized; 4,708,415 and 4,708,415 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	90	90	13
Additional paid-in capital	3,456,307	3,507,123	510,090
Accumulated deficit	(3,296,679)	(3,251,689)	(472,938)
Accumulated other comprehensive income	6,876	8,305	1,208
Total shareholders’ equity	167,234	264,557	38,749

Total liabilities and shareholders’ equity	264,960	374,848	54,521

	Years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	-	-	-	-
- Intellectualized operational services	-	-	-	-
Cost of revenues
- Educational program and services	-	-	-	-
- Intellectualized operational services	-	-	-	-
GROSS LOSS	-	-	-	-
Operating expenses:
Selling and marketing	-	-	-	-
General and administrative	(18,854)	(13,457)	(1,097)	(160)
Research and development	-	-	-	-
Total operating expenses	(18,854)	(13,457)	(1,097)	(160)

OPERATING LOSS	(18,854)	(13,457)	(1,097)	(160)
Share of (loss) income from subsidiaries	(23,274)	59,933	44,864	6,526
OTHER EXPENSE
Interest income, net	1	2	117	17
Other income (expense), net	6,427	(15)	1,106	161
Income tax	-	-	-	-
NET (LOSS) INCOME	(35,700)	46,463	44,990	6,544

	Years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(6,348)	(18,255)	(86)	(13)
Cash flows from investing activities	-	(1,556)	(2,619)	(381)
Cash flows from financing activities	(843)	18,667	7,476	1,087
Effects of exchange rate changes on cash and cash equivalents	-	-	-	-
Net change in cash and cash equivalents	(7,191)	(1,144)	4,771	693
Cash and cash equivalents at beginning of year	8,658	1,467	323	47
Cash and cash equivalents at end of year	1,467	323	5,094	740

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities